Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 7,473	₨ 7,446
India Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	5,519	5,341
Switzerland Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	1,025	1,112
United States Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	241	206
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 688	₨ 787